Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024		Dec. 29, 2024		Dec. 31, 2023
Schedule of Other Expense Net [Abstract]
Loss on issuance of derivative liabilities			[1]	$ (24,688)	[1]		[1]	$ (24,688)	[1]	$ (24,688)	[2]	$ (24,688)	[3]		[2],[3]
Change in fair value of derivative liabilities	[4]	(2,034)		(37,875)		1,639		(37,875)
Change in fair value of forward purchase agreement liabilities	[5]	(2,420)		7,728		(807)		4,906
Change in fair value of SAFE Agreement with related party		(79)		(900)		(113)		(900)				616
Change in fair value of FACT public, private placement and working capital warrants		(78)		(6,052)		(3,122)		(6,295)				(1,258)		6,424
Change in fair value of Carlyle Warrants with related party								2,869
Change in fair value of redeemable convertible preferred stock warrant liability								1,310
Loss on conversion of SAFE Agreements to common stock with related party								(1,250)				(1,250)
Other financing costs				(3,812)				(3,812)		$ (450)
Other, net		355	[6]	(85)	[6]	679	[6]	(499)	[6]			(221)
Total Other Expense, net		$ (4,256)	[7]	$ (65,684)	[7]	$ (1,724)	[7]	$ (66,234)	[7]			$ 7,932	[8]	$ (29,862)	[8]

[1]	Includes $3.0 million of related party expense in each of the thirteen and thirty-nine week periods ended September 29, 2024.
[2]	Includes $3.0 million loss on a derivative liability issued to the Massey Trust (as later defined in Note 15 - Borrowings and Derivative Liabilities) a related party.
[3]	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[4]	Includes a loss of $0.3 million and a gain of $1.8 million due to related parties in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Includes a loss of $22.8 million due to related parties in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 9 – Borrowings and Derivative Liabilities for details.
[5]	Includes a gain of zero and $0.1 million due to related parties for the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Includes a gain from related parties of $2.8 million and $1.8 million due to related parties in the thirteen and thirty-nine week periods ended September 29, 2024, respectively.
[6]	Includes zero and $0.1 million of income due to related parties in the thirteen and thirty-nine week periods ended September 28, 2025, respectively.
[7]	Includes the following related party transactions (in millions):
[8]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.